Lease Liabilities (Details) - Schedule of weighted average remaining lease terms and discount rates for all operating leases	Mar. 31, 2023	Mar. 31, 2022
Schedule of Weighted Average Remaining Lease Terms and Discount Rates for all Operating Leases [Abstract]
Weighted average remaining lease term (years)	3 years 7 months 9 days	4 years 6 months 21 days
Weighted average discount rate	7.00%	7.03%